Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net consist of the following at year-end:

	2021	2020
Land	$128,055	$134,148
Buildings and leasehold improvements	660,745	657,652
Equipment	750,963	734,995
Total cost	1,539,763	1,526,795
Total accumulated depreciation	(796,230)	(730,263)
	$743,533	$796,532